Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 306,567	$ 424,945	$ 486,594	$ 942,735
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	324,882	423,955	479,818	923,190
Allowance for credit losses	(23,995)	(13,438)	(12,469)	(9,059)
Accounts receivables, net, current, total	300,887	410,517	467,349	914,131
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Allowance for credit losses	(80)	(464)	(435)	(471)
Accounts receivables, net, current, total	$ 5,760	$ 14,892	$ 19,680	$ 29,075